Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[1,2]	Average Summary Compensation Table Total for Non-PEO NEOs[1]	Average Compensation Actually Paid to non-PEO NEOs[1,2]	Farmer Mac’s TSR[3]	Peer Group TSR[4]	Net Income	Earnings[5]
2022	$3,532,666	$3,094,824	$1,136,013	$1,033,285	$152	$134	$178,144,000	$125,598,000
2021	$3,211,156	$5,060,035	$1,045,533	$1,465,036	$161	$151	$136,089,000	$111,842,000
2020	$2,680,795	$2,445,320	$1,117,787	$1,022,015	$ 93	$111	$114,376,000	$106,639,000

Named Executive Officers, Footnote [Text Block]		Mr. Nordholm served as the PEO in all three years presented.
PEO Total Compensation Amount	[1]	$ 3,532,666	$ 3,211,156	$ 2,680,795
PEO Actually Paid Compensation Amount	[1],[2]	3,094,824	5,060,035	2,445,320
Non-PEO NEO Average Total Compensation Amount	[1]	1,136,013	1,045,533	1,117,787
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,033,285	1,465,036	1,022,015
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The Non-PEO NEOs included for 2021 and 2022 consisted of Ms. Ramesh, Mr. Carpenter, Mr. Crady, and Mr. Mullery. The Non-PEO NEOs included for 2020 consisted of Ms. Ramesh, Mr. Carpenter, Mr. Mullery, and former executive officer John C. Covington.
Tabular List [Table Text Block]

Most Important Measures to Determine 2022 CAP

In Farmer Mac’s assessment, the seven metrics listed below represent the most important financial performance measures that Farmer Mac used to link each NEO’s compensation to Farmer Mac’s performance in 2022. Each of the listed financial measures was either used in the balanced “scorecard” to determine annual short-term incentive compensation awards for performance in 2022 or to determine the vesting of long-term performance-based RSUs that vested in 2022:

Earnings (Core Earnings before Credit)
Total Revenues
Business Volume
Ratio of Substandard Assets to Regulatory Capital
Compliance with applicable capital requirements
Net charge-offs
90-day delinquencies

These measures are not listed or ranked in any particular order and are further described above in “Compensation Discussion and Analysis—Approach to Incentive Compensation,” “—Total Compensation Elements—Annual Cash Incentive Compensation” and “—Total Compensation Elements—Long-Term Incentive Compensation.” Although it is always a challenge to narrow down to a few measures, the Compensation Committee chose these measures because they most closely represent the business goals established by the Board and management for 2022 and balance the need for business volume growth, earnings, disciplined underwriting, high credit quality, and continued financial stability with the enhancement of stockholder value. Farmer Mac believes that Earnings (sometimes referred to as Core Earnings before Credit) is the most important financial performance measure tied to executive compensation. Earnings is used to determine 25% of annual short-term incentive compensation awards and most appropriately reflects Farmer Mac’s overall performance over the short-term. Cumulative three-year Earnings is also the primary measure used to determine the vesting of performance-based RSUs granted to the NEOs in 2022 and 2023.

Total Shareholder Return Amount	[3]	$ 152	161	93
Peer Group Total Shareholder Return Amount	[4]	134	151	111
Net Income (Loss)		$ 178,144,000	$ 136,089,000	$ 114,376,000
Company Selected Measure Amount	[5]	125,598,000	111,842,000	106,639,000
PEO Name		Mr. Nordholm
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Earnings (Core Earnings before Credit)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Total Revenues
Measure [Axis]: 3
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Measure Name		Business Volume
Measure [Axis]: 4
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Measure Name		Ratio of Substandard Assets to Regulatory Capital
Measure [Axis]: 5
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Measure Name		Compliance with applicable capital requirements
Measure [Axis]: 6
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Measure Name		Net charge-offs
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		90-day delinquencies
PEO [Member] | Cumulative Deductions from SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ 1,574,299	$ 1,095,102	$ 1,093,672
PEO [Member] | Cumulative Additions to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	1,136,457	2,943,981	858,197
PEO [Member] | Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Service cost for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Prior service cost for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,175,634)	(1,095,102)	(852,948)
PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		940,719	1,716,391	858,197
PEO [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(149,823)	892,796	(139,027)
PEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		195,738
PEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(248,843)	334,795	(101,697)
PEO [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Cumulative Deductions from SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	368,737	291,803	385,762
Non-PEO NEO [Member] | Cumulative Additions to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	266,009	711,306	289,990
Non-PEO NEO [Member] | Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Service cost for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Prior service cost for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(277,089)	(291,803)	(285,622)
Non-PEO NEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		266,009	457,320	289,990
Non-PEO NEO [Member] | Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(41,443)	200,666	(28,588)
Non-PEO NEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(50,205)	53,320	(71,553)
Non-PEO NEO [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		3,532,666	3,211,156	2,680,795
PEO Actually Paid Compensation Amount		3,094,824	5,060,035	2,445,320
Non-PEO NEO Average Total Compensation Amount		1,136,013	1,045,533	1,117,787
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,033,285	$ 1,465,036	$ 1,022,015

[1]	Mr. Nordholm served as the PEO in all three years presented. The Non-PEO NEOs included for 2021 and 2022 consisted of Ms. Ramesh, Mr. Carpenter, Mr. Crady, and Mr. Mullery. The Non-PEO NEOs included for 2020 consisted of Ms. Ramesh, Mr. Carpenter, Mr. Mullery, and former executive officer John C. Covington.
[2]	To calculate CAP, the amounts shown below were deducted from and added to total compensation shown in the SCT. Farmer Mac has no pension plans or other defined benefit programs that affect the recalculation of the compensation disclosed under the SCT. Dividend equivalents paid in cash on vested RSUs are already included in the SCT totals for the PEO and the other NEOs.
[3]	Farmer Mac’s TSR is based on the performance of its Class C Non-Voting Common Stock.
[4]	Farmer Mac selected the companies included in the S&P 500 Diversified Financials Index as the peer group to show a peer group TSR compared to Farmer Mac’s TSR. Farmer Mac has presented the performance of the S&P 500 Diversified Financials Index in the performance graphs included in its annual reports to stockholders since 2007. Farmer Mac’s relative performance against the S&P 500 Diversified Financials Index is also one of the metrics used in the March 9, 2023 award of performance-based RSUs to Mr. Nordholm designed to retain him as Farmer Mac’s PEO through early 2026 and to reward performance.
[5]	As described in more detail in the CD&A, “Earnings” (sometimes referred to as “Core Earnings Before Credit”) is the non-GAAP financial measure of “core earnings” reported by Farmer Mac, excluding the after-tax effects of provisions for losses, gains or losses on fair value, or sale of REO property. See “Compensation Discussion and Analysis—Approach to Incentive Compensation—Short-Term Incentive Compensation.” For a reconciliation of Farmer Mac’s GAAP net income attributable to common stockholders to non-GAAP core earnings, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations” in Farmer Mac’s Annual Report on Form 10-K for the year ended December 31, 2022.
[6]	Represents the grant date fair value of equity-based awards granted each year. No change in pension value is reported for any of the years reflected in this table. More detail about the specific deductions and additions to the SCT totals to arrive at the CAP totals is presented in the separate “Adjustments” table below.
[7]	Reflects the value of equity calculated in accordance with SEC methodology for determining CAP for each year shown. More detail about the specific deductions and additions to the SCT totals to arrive at the CAP totals is presented in the separate “Adjustments” table below.
[8]	Represents the grant date fair value of equity-based awards granted each year. No change in pension value is reported for any of the years reflected in this table. More detail about the specific deductions and additions to the SCT totals to arrive at the CAP totals is presented in the separate “Adjustments” table below.
[9]	Reflects the value of equity calculated in accordance with SEC methodology for determining CAP for each year shown. More detail about the specific deductions and additions to the SCT totals to arrive at the CAP totals is presented in the separate “Adjustments” table below.